Income Taxes - Income Taxes Recognized Directly in Shareholders' Equity (Including OCI) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
OCI (financial instruments)	€ (1,363)	€ 2,977	€ (759)
Tax (benefit) deficit from share-based payments	(3,660)	(3,972)	(3,110)
Total income tax recognized in shareholders' equity	€ (5,023)	€ (995)	€ (3,869)